Leases - Schedule of Lease Liability (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lease, Cost [Abstract]
Lease liabilities – current portion	$ 158,018	$ 160,708
Lease liabilities – non-current portion	261,962
Total	$ 419,980	$ 160,708
Weighted-average remaining lease term – operating leases	2 years 8 months 12 days	1 year
Weighted-average discount rate – operating leases	5.27%	5.88%